Property, plants and equipment, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 65	$ 506,000	$ 702,000